PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2024
Property, plant and equipment [abstract]
Schedule of property and equipment, including right-of-use assets
The following table summarizes the movement in the net book value of property and equipment for the years ended December 31:

Net book value	Telecomm-unications equipment	Land, buildings and constructions	Office and other equipment	Equipment not installed and assets under construction	Right-of-use assets	Total

As of January 1, 2023	1,698	61	97	286	706	2,848

Additions	79	3	31	438	318	869
Disposals	(1)	—	(3)	4	(28)	(28)
Depreciation charge for the year	(349)	(6)	(26)	—	(146)	(527)
Divestment and reclassification as held for sale	(12)	—	(1)	—	—	(13)
Impairment	(3)	—	(3)	(2)	—	(8)
Impairment reversal	2	—	—	10	2	14
Transfers	456	7	12	(492)	—	(17)
Modifications of right-of-use assets	—	—	—	—	29	29
Translation adjustment	(182)	(4)	(5)	(18)	(60)	(269)

As of December 31, 2023	1,688	61	102	226	821	2,898

Additions	82	3	29	572	200	886
Disposals	(11)	—	(5)	—	(12)	(28)
Depreciation charge for the year	(335)	(8)	(31)	—	(155)	(529)
Divestment and reclassification as held for sale **	(44)	—	(9)	(21)	(7)	(81)
Impairment	(3)	—	—	(2)	(1)	(6)
Impairment reversal	1	—	—	1	1	3
Transfers	433	22	26	(493)	(10)	(22)
Modifications of right-of-use assets	—	—	—	—	84	84
Translation adjustment	(97)	(6)	(10)	(16)	(60)	(189)

As of December 31, 2024	1,714	72	102	267	861	3,016
Cost	4,508	163	359	280	1,370	6,680
Accumulated depreciation and impairment	(2,794)	(91)	(257)	(13)	(509)	(3,664)

** This relates to the classification of Kyrgyzstan as held-for-sale and sale of TNS+ in Kazakhstan as explained in Note 11.
Schedule of movements in net book value of right-of-use assets
The following table summarizes the movement in the net book value of right-of-use assets ("ROU") for the year ended December 31:

Net book value	ROU - Telecommunications Equipment	ROU - Land, Buildings and Constructions	ROU - Office and Other Equipment	Total

As of January 1, 2023	661	44	1	706

Additions	271	32	15	318
Disposals	(25)	(3)	—	(28)
Depreciation charge for the year	(131)	(13)	(2)	(146)
Impairment reversal	2	—	—	2
Transfers	1	(1)	—	—
Modifications and reassessments	25	5	(1)	29
Translation adjustment	(57)	(3)	—	(60)

As of December 31, 2023	747	61	13	821

Additions	167	23	10	200
Disposals	(8)	(4)	—	(12)
Depreciation charge for the year	(133)	(17)	(5)	(155)
Divestment and reclassification as held for sale	(4)	(3)	—	(7)
Impairment	(1)	—	—	(1)
Impairment reversal	1	—	—	1
Transfers	(9)	(1)	—	(10)
Modifications and reassessments	69	15	—	84
Translation adjustment	(53)	(6)	(1)	(60)

As of December 31, 2024	776	68	17	861
Cost	1,234	111	25	1,370
Accumulated depreciation and impairment	(458)	(43)	(8)	(509)

Schedule of capital commitments for the future purchase of equipment
Capital commitments for the future purchase of equipment are as follows as of December 31:

	2024	2023

Less than 1 year	178	139

Total commitments	178	139
Capital commitments for the future purchase of intangible assets are as follows as of December 31:

	2024	2023

Less than 1 year	15	9

Total commitments	15	9

Schedule of estimated useful lives
Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets. The useful life of VEON's assets generally fall within the following ranges:

Class of property and equipment	Useful life
Telecommunication equipment	3 – 30 years
Buildings and constructions	10 – 50 years
Office and other equipment	2 – 10 years
Right-of-use assets	Equivalent lease term
The amortization period and the amortization method for intangible assets with finite useful lives are reviewed at least annually and fall within the following ranges:

Class of intangible asset	Useful life
Telecommunications licenses, frequencies and permissions	3 - 20 years
Software	3 - 10 years
Brands and trademarks	3 - 15 years
Customer relationships	10 - 21 years
Other intangible assets	4 - 10 years